UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, New York 10106

Form 13F File Number:      028-07216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. John Flanagan
Title:            Chief Financial Officer
Phone:            212-271-1947

Signature, Place, and Date of Signing:

/s/ John A. Flanagan                               NEW YORK, NEW YORK                      OCTOBER 23, 2006
---------------------------                 ------------------------------------        ----------------------
[Signature]                                          [City, State]                              [Date]


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(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0
                                                              -------
Form 13F Information Table Entry Total:                          3
                                                              -------
Form 13F Information Table Value Total:                        $2,519
                                                              -------
                                                            (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                           CHATTERJEE MANAGEMENT COMPANY
                                            FORM 13F INFORMATION TABLE
                                         QUARTER ENDED SEPTEMBER 30, 2006

                                                                                 INVESTMENT DISCRETION     VOTING AUTHORITY
                                             Fair Market  Shares or
                                                Value     Principal SH/                Shared  Shared Other
                                                 (in       Amount   PRN Put/Call Sole  Defined Other  Managers Sole  Shared  None
Issuer           Title of Class  Cusip Number thousands)
------------------------------------------------------------------------------------------------------------------------------------
12 Technologies       COM        465754208      $307       16,400   SH            X                             X
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC            COM        871130100      $809       33,391   SH            X                             X
------------------------------------------------------------------------------------------------------------------------------------
UNISYS CORP           COM        909214108     $1,403      247,800  SH            X                             X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                        $2,519
(in thousands)

